Condensed Consolidated Statement of Stockholders' (Deficit)/Equity - USD ($)	Series C Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Beginning Balance at Jul. 27, 2013
Beginning Balance, Shares at Jul. 27, 2013
Capital contribution by member			$ 100,774		$ (93,198)		$ 7,576
Capital contribution by member, Shares			100,773,923
Net income (loss)						$ 17,125	17,125
Ending Balance at Dec. 31, 2013			$ 100,774		$ (93,198)	$ 17,125	$ 24,701
Ending Balance, Shares at Dec. 31, 2013			100,773,923
Net assets outstanding at time the reverse merger was completed		$ 400	$ 10,763		(11,163)
Net assets outstanding at time the reverse merger was completed, Shares		400,000	10,762,881
Issuance of private placement units for cash	$ 3,750				1,871,250		$ 1,875,000
Issuance of private placement units for cash, Shares	3,750,000
Issuance cost - Private Placement Units					(62,000)		(62,000)
Warrant liability - 1,875,000 warrants issued in connection with Series C					$ (227,239)		(227,239)
Common stock repurchase				$ (2,491)			(2,491)
Common stock repurchase, Shares				(12,750,000)
Reclassification of derivative liability warrant					$ 22,282		$ 22,282
Conversion of Series C Convertible Preferred to common stock	$ (1,550)		$ 1,550
Conversion of Series C Convertible Preferred to common stock, Shares	(1,550,000)		1,550,000
Conversion of Series B Convertible Preferred to common stock		$ (400)	$ 40,000		$ (39,600)
Conversion of Series B Convertible Preferred to common stock, Shares		(400,000)	40,000,000
Exchange warrants for common stock			$ 100		(100)
Exchange warrants for common stock, Shares			100,000
Stock based compensation					13,126,445		$ 13,126,445
Capital contribution by member					$ 8,000		8,000
Net income (loss)						$ (14,757,016)	(14,757,016)
Ending Balance at Dec. 31, 2014	$ 2,200		$ 153,187	$ (2,491)	$ 14,594,677	$ (14,739,891)	7,682
Ending Balance, Shares at Dec. 31, 2014	2,200,000		153,186,804	(12,750,000)
Net assets outstanding at time the reverse merger was completed							$ 48,626
Issuance of private placement units for cash			$ 12,038		(12,038)
Issuance of private placement units for cash, Shares			12,038,342
Warrant liability - 1,875,000 warrants issued in connection with Series C					$ 100,000		$ 100,000
Common stock repurchase				$ (2,500)			$ (2,500)
Common stock repurchase, Shares				(250,000)
Conversion of Series C Convertible Preferred to common stock	$ (2,200)		$ 2,200
Conversion of Series C Convertible Preferred to common stock, Shares	(2,200,000)		2,200,000
Issuance of common stock for asset purchase			$ 351		$ 48,275		$ 48,626
Issuance of common stock for asset purchase, Shares			351,193
Conversion of accounts payable to common stock			$ 824		246,100		246,924
Conversion of accounts payable to common stock, Shares			824,056
Inducement expenses associated with conversion of accounts payable to common stock					58,380		58,380
Issuance of common stock for investment			$ 702		153,731		154,433
Issuance of common stock for investment, Shares			701,966
Issuance of common stock for services			$ 896		188,959		189,855
Issuance of common stock for services, shares			895,716
Stock based compensation					$ 6,383,772		6,383,772
Net income (loss)						$ (8,418,831)	(8,418,831)
Ending Balance at Sep. 30, 2015			$ 170,198	$ (4,991)	$ 21,761,856	$ (23,158,722)	$ (1,231,659)
Ending Balance, Shares at Sep. 30, 2015			170,198,077	(13,000,000)